Employee benefits (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of Defined Benefit Plans
The changes in present value of defined benefit obligations and fair value of plan assets are as follows:

	Yen in millions
	For the years ended March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Present value of defined benefit obligations:
Benefit obligations at beginning of year	2,077,151	1,487,644	1,964,655	1,423,263
Current service cost	87,452	55,000	80,133	45,581
Interest cost	14,816	57,079	21,666	73,014
Remeasurements:
Changes in demographic assumptions	2,707	30,743	850	1,337
Changes in financial assumptions	(120,279)	(258,990)	(74,816)	(16,818)
Other	(9,673)	18,248	(2,926)	2,222
Past service cost	(1,419)	3,405	418	(18)
Plan participants’ contributions	1,523	3,575	1,143	3,835
Benefits paid	(87,624)	(60,614)	(90,283)	(64,789)
Effect of changes in exchange rates and other	—	87,173	(2,501)	183,389

Benefit obligations at end of year	1,964,655	1,423,263	1,898,339	1,651,016

Fair value of plan assets:
Plan assets at beginning of year	1,844,819	1,224,656	1,840,586	1,109,394
Interest income	13,576	48,386	21,377	73,033
Remeasurement
Actual return on plan assets, excluding interest income	(8,619)	(216,474)	266,101	(30,407)
Employer contributions	32,682	16,421	47,459	18,252
Plan participants’ contributions	1,523	3,575	1,143	3,835
Benefits paid	(43,397)	(34,017)	(47,610)	(34,845)
Effect of changes in exchange rates and other	—	66,849	(579)	145,656

Plan assets at end of year	1,840,586	1,109,394	2,128,476	1,284,918

The impact of minimum funding requirement and asset ceiling	—	—	268,228	—

Net defined benefit liability (asset)	124,069	313,869	38,092	366,098

Disclosure of Funded Defined Benefit Obligation and Unfunded Defined Benefit Obligation
The funded defined benefit obligations and the unfunded defined benefit obligations are as follows:

	Yen in millions
	March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Funded defined benefit obligations	1,466,825	1,076,433	1,415,507	1,250,773
Plan assets	(1,840,586)	(1,109,394)	(2,128,476)	(1,284,918)
The impact of minimum funding requirement and asset ceiling	—	—	268,228	—

Subtotal	(373,761)	(32,961)	(444,741)	(34,145)

Unfunded defined benefit obligations	497,830	346,830	482,833	400,243

Total	124,069	313,869	38,092	366,098

Disclosure of Amounts Recognized in the Consolidated Statement of Financial Position are Comprised
The net defined benefit liability (asset) recognized in the consolidated statement of financial position are comprised of the following:

	Yen in millions
	March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Retirement benefit liabilities	642,774	422,734	597,641	480,320
Other non-current assets (Retirement benefit assets)	(518,705)	(108,865)	(559,550)	(114,222)

Net amount recognized	124,069	313,869	38,092	366,098

Disclosure of Assumptions Used Defined Benefit Provident Fund Plan
The weighted-average discount rates used to determine the present value of defined benefit obligations are as follows:

	March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans

Discount rate	1.1%	5.0%	1.4%	5.2%

Disclosure of fair value of planned asset
The following table summarizes the fair value of classes of plan assets.

	Yen in millions
	March 31, 2023
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available

Stocks	440,946	—	440,946	177,564	—	177,564
Government bonds	108,570	15	108,585	121,568	—	121,568
Bonds (other)	—	84,234	84,234	—	185,395	185,395
Commingled funds	—	492,915	492,915	—	394,228	394,228
Insurance contracts	—	209,261	209,261	—	—	—
Other	295,452	209,193	504,645	14,520	216,118	230,638

Total	844,968	995,618	1,840,586	313,652	795,742	1,109,394

	Yen in millions
	March 31, 2024
	Japanese plans			Foreign plans
	Quoted prices in active markets		Total	Quoted prices in active markets		Total
	Available	Not available		Available	Not available

Stocks	604,210	—	604,210	151,669	—	151,669
Government bonds	135,912	3	135,915	278,982	—	278,982
Bonds (other)	—	92,568	92,568	—	271,917	271,917
Commingled funds	—	521,388	521,388	—	399,742	399,742
Insurance contracts	—	236,216	236,216	—	—	—
Other . . . . . . . . . . . . . . . . . . . . . . .	288,891	249,288	538,180	17,899	164,708	182,607

Total . . . . . . . . . . . . . . . . . . .	1,029,013	1,099,463	2,128,476	448,550	836,367	1,284,918

Disclosure of Impact of Minimum Funding Requirement and Asset Ceiling
The impact of minimum funding requirement and asset ceiling is as follows:

	Yen in millions
	For the years ended March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Beginning balance of the fiscal year	—	—	—	—
Interest income	—	—	—	—
Remeasurements:
Change in asset ceiling excluding interest income	—	—	268,228	—
Translation adjustments	—	—	—	—

Ending balance of the fiscal year	—	—	268,228	—

Disclosure of Sensitivity Analysis For Actuarial Assumptions Benefit Obligations
The following table illustrates the effects on defined benefit obligations of the change in weighted-average discount rates, assuming all other assumptions are consistent.

	Yen in millions
	March 31,
	2023		2024
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	153,466	237,478	144,307	119,443
0.5% increase	(131,275)	(234,242)	(118,737)	(113,734)

Disclosure of Payment of Pension Benefit
The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans

2025	87,572	69,611
2026	89,462	75,552
2027	92,801	80,562
2028	97,610	86,599
2029	95,501	90,578
From 2030 to 2034	462,384	508,984

Total	925,330	911,886